Commitments - Additional Information (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2023 extension	Feb. 28, 2021 renewal_term	Dec. 31, 2023	Dec. 31, 2021 CAD ($)
Information Technology Services [Member]
Commitments [Line Items]
Agreement term (in years)		3 years	5 years
Number of renewal terms | renewal_term		2
Renewal term		1 year
Commitment amount | $				$ 240
Long Term Purchase Commitment Extension Option | extension	2
Long Term Purchase Commitment Extension Term	1 year
Other Services [Member]
Commitments [Line Items]
Renewal term				3 years